Accumulated other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	At December 31,
(In thousands)	2012	2011
Foreign currency translation adjustment	$(31,277)	$(28,829)
Underfunding of pension and postretirement benefit plans	(348,306)	(333,287)
Tax effect	122,460	117,229
Net of tax amount	(225,846)	(216,058)
Unrealized holding gains on investments	172,969	230,746
Tax effect	(18,401)	(27,668)
Net of tax amount	154,568	203,078
Unrealized net losses on cash flow hedges	(447)	(1,057)
Tax effect	134	318
Net of tax amount	(313)	(739)
Accumulated other comprehensive loss	$(102,868)	$(42,548)